Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Past Due Financing Receivables (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Current	$ 391,032	$ 380,379
Financing Receivable 30-59 Days Past Due	3,589	3,045
Financing Receivable 60-89 Days Past Due	1,561	1,332
Financing Receivable 90 Days + Past Due	438	319
Financing Receivable Total Past Due	5,588	4,696
Financing Receivable Non-Accrual	11,813	16,805
Financing Receivable	408,433	401,880
Commercial and Industrial [Member]
Financing Receivable Current	60,428	57,291
Financing Receivable 30-59 Days Past Due	441	258
Financing Receivable 60-89 Days Past Due	63	16
Financing Receivable 90 Days + Past Due	348	44
Financing Receivable Total Past Due	852	318
Financing Receivable Non-Accrual	908	1,576
Financing Receivable	62,188	59,185
Real Estate Construction [Member]
Financing Receivable Current	22,158	20,862
Financing Receivable 30-59 Days Past Due	0	20
Financing Receivable 60-89 Days Past Due	0	0
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	0	20
Financing Receivable Non-Accrual	364	663
Financing Receivable	22,522	21,545
Residential Real Estate Mortgage [Member]
Financing Receivable Current	191,349	193,732
Financing Receivable 30-59 Days Past Due	2,614	2,624
Financing Receivable 60-89 Days Past Due	1,401	863
Financing Receivable 90 Days + Past Due	90	275
Financing Receivable Total Past Due	4,105	3,762
Financing Receivable Non-Accrual	8,418	10,645
Financing Receivable	203,872	208,139
Commercial Real Estate Mortgage [Member]
Financing Receivable Current	113,023	104,086
Financing Receivable 30-59 Days Past Due	509	83
Financing Receivable 60-89 Days Past Due	97	412
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	606	495
Financing Receivable Non-Accrual	2,105	3,921
Financing Receivable	115,734	108,502
Consumer Installment [Member]
Financing Receivable Current	4,074	4,408
Financing Receivable 30-59 Days Past Due	25	60
Financing Receivable 60-89 Days Past Due	0	41
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	25	101
Financing Receivable Non-Accrual	18	0
Financing Receivable	$ 4,117	$ 4,509